481-P2 01/25

FRANKLIN FUND ALLOCATOR SERIES

SUPPLEMENT DATED JANUARY 28, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED MAY 1, 2024, OF

FRANKLIN GLOBAL ALLOCATION FUND (THE “FUND”)

1. Effective March 31, 2025, Wylie Tollette is anticipated to retire and step down as a member of the Fund’s portfolio management team.

2. Effective January 31, 2025, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

a. The following is added to the section titled “Fund Summary – Portfolio Managers” in the Fund's Summary Prospectus and Prospectus:

Max Gokhman, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since January 2025.

Brett S. Goldstein
Portfolio Manager of Advisers and portfolio manager of the Fund since January 2025.

b. The following is added to the section titled “Fund Details – Management” in the Fund’s Prospectus:

Max Gokhman, CFA Portfolio Manager of Advisers
Mr. Gokhman has been a co-lead portfolio manager of the Fund since January 2025. He joined Franklin Templeton in 2022. Prior to joining Franklin Templeton, Mr. Gokhman was president and chief investment officer of the start-up asset manager AlphaTrAI.

Brett S. Goldstein, CFA Portfolio Manager of Advisers
Mr. Goldstein has been a co-lead portfolio manager of the Fund since January 2025. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Goldstein was a portfolio manager for Putnam Investment Management, LLC.

c. The following is added to the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Max Gokhman*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None
Brett S. Goldstein*	Registered Investment Companies	27	8,319.8	None	None
	Other Pooled Investment Vehicles	68	11,835.6	None	None
	Other Accounts	5	0.2	None	None

*Information is provided as of December 31, 2024.

d. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Max Gokhman*	$50,001 - $100,000
Brett S. Goldstein*	None

*Information is provided as of December 31, 2024

Please retain this supplement for future reference.